Derivative Financial Instruments - Additional Information (Details) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
changes in fair value of derivative financial instruments gain (loss)	$ 4,432,023	$ (4,686,407)	$ 8,192,567
Derivatives [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
weighted-average interest rate	3.80%	(4.10%)	4.00%